Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 735,845,000
Previously Paid Amount	0
Total Fee Amount	101,620.20
Total Offset Amount	0
Net Fee	$ 101,620.20
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A